January 5, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Brazos Mutual Funds
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of Brazos Mutual Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with the special meeting of the shareholders of the Trust to be held in March 2010 (the “Meeting”).  The Proxy Statement consists of a letter to shareholders, notice of meeting, Shareholder Q&A, proxy statement and form of proxy.

The Meeting will be held: (1) to approve a new investment advisory agreement (“New Agreement”) between the Trust and PineBridge Investments LLC (“PineBridge”); (2) to approve changing each Portfolio’s investment objective from “fundamental” to “non-fundamental”; (3) to approve a change in the classification of the Growth Portfolio from “diversified” to “non-diversified”; (4) to elect the Trust’s four Trustees; and (5) to transact any other business that may properly come before the Meeting.

If you have any questions or comments regarding the foregoing, please call me at (202) 778-9015.

Sincerely,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber